Annual Total Returns- DWS Large Cap Focus Growth Fund (Class T) [BarChart] - Class T - DWS Large Cap Focus Growth Fund - Class T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	20.08%	(5.27%)	14.83%	30.17%	12.47%	9.74%	2.65%	24.80%	(2.13%)	36.95%